Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Schedule of financial instruments
	December 31, 2021			December 31, 2020
	Amortized cost	Fair value through other comprehensive income	Total	Amortized cost	Fair value through other comprehensive income	Total
Financial assets
Current
Cash and cash equivalents	670,441	-	670,441	265,096	-	265,096
Financial investments	875,240	555,413	1,430,653	393,783	531,600	925,383
Accounts receivable	54,578,684	-	54,578,684	39,968,233	-	39,968,233
Other assets	200,491	-	200,491	205,718	-	205,718
Total financial assets	56,324,856	555,413	56,880,269	40,832,830	531,600	41,364,430

Financial liabilities
Current/Non-current
Accounts payable	51,610,405	-	51,610,405	38,767,156	-	38,767,156
Loans and borrowings	3,489,858	-	3,489,858	1,091,157	-	1,091,157
Lease liabilities	26,315	-	26,315	23,049	-	23,049
Other liabilities	236,990	-	236,990	307,205	-	307,205
Total financial liabilities	55,363,568	-	55,363,568	40,188,567	-	40,188,567

Schedule of cash and cash equivalents
	12/31/2021	12/31/2020
Cash	229	41
Short-term bank deposits	646,304	255,407
Foreign currency cash and investments abroad (1)	23,908	9,648
Total	670,441	265,096

(1) Refers to highly liquid financial investments in U.S. Dollars.

Schedule of financial investments
	12/31/2021	12/31/2020
Brazilian treasury bonds (1)	555,413	531,600
Short-term investment (2)	875,240	393,783
Total	1,430,653	925,383

(1) Consists of investments in Brazilian Treasury Bonds ("LFTs") with an interest rate of 99.04% of the Basic Interest Rate (SELIC –9.25% and 2.0% for the year ended December 31, 2021 and December 2020, respectively), invested to comply with certain requirements for authorized payment institutions as set forth by the BACEN regulation. This financial asset was classified at fair value through other comprehensive income.

(2) Refer to the amounts invested in the SBAC Investment Fund, remunerated at DI rate (the Brazilian interbank deposit rate), where Getnet holds participation units. The underlying assets of the fund comprises substantially in public securities and repo with high liquidity (Level 1 – Further details note 5.3).

Schedule of accounts receivable
	12/31/2021	12/31/2020
Accounts receivable from card issuers	54,131,057	39,610,114
Other accounts receivable from clients	509,359	416,443
Provision for expected credit losses	(61,732)	(58,324)
Total	54,578,684	39,968,233

Schedule of movements in the provision for expected credit losses
	12/31/2021	12/31/2020	12/31/2019
Opening balance	58,324	66,564	75,109
Additions	67,351	69,789	83,293
Reversals	(63,943)	(78,029)	(91,838)
Closing balance	61,732	58,324	66,564

Schedule of loans and borrowings
	12/31/2021	12/31/2020
Financial liabilities at amortized cost (1)	3,489,858	1,091,157
Total	3,489,858	1,091,157

(1)      Includes Brazilian real-denominated transactions with credit institutions resulting from loan and financing credit facilities and on lending in Brazil (BNDES/ FINAME).

Schedule of types of operations and rates used in loans and borrowings
	Rate	Maturity	12/31/2021	12/31/2020
Working capital financing (1)	110.63% of the CDI (2)	02/22	2,993,507	1,051,358
Working capital financing	9.16% of the CDI (2)	01/22	457,416	-
BNDES/ FINAME	3.75% p.y + Long Term Interest Rate	-	-	2,957
Other financing	11.11% - 11.15% p.y.	05/24 - 02/25	38,935	36,842
Total			3,489,858	1,091,157

(1)    Related to Santander Brazil transaction. See note 11 for further details.

(2)    CDI rate means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil. Refer to note 19 for further details.

Schedule of movements in loans and borrowings
Balance at December 31, 2018	96,570
Additions	599,160
Principal payments	(50,054)
Accrued interest	12,140
Interest paid	(5,271)
Balance at December 31, 2019	652,545
Additions	2,842,742
Principal payments	(2,399,622)
Accrued interest	28,552
Interest paid	(33,060)
Balance at December 31, 2020	1,091,157
Additions	6,511,673
Principal payments	(4,164,474)
Accrued interest	110,715
Interest paid	(59,213)
Balance at December 31, 2021	3,489,858

Schedule of debt breakdown (by maturity)
	December 31, 2021				December 31, 2020
	Up to 3 months	3-12 months	Over 12 months	Total	Up to 3 months	3-12 months	Over 12 months	Total
Loans and borrowings from domestic financial institutions	3,454,903	9,813	25,142	3,489,858	1,058,034	5,313	27,810	1,091,157

Schedule of fair value of financial instruments
	December 31, 2021
	Book value			Fair value
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Cash and cash equivalents	670,441	-	670,441	670,441	-	670,441
Financial investments	1,430,653	-	1,430,653	1,430,653	-	1,430,653
Accounts receivable	-	54,578,684	54,578,684	-	54,578,684	54,578,684
Other assets	-	200,491	200,491	-	200,491	200,491
Total financial assets	2,101,094	54,779,175	56,880,269	2,101,094	54,779,175	56,880,269

Financial liabilities
Accounts payable	-	51,610,405	51,610,405	-	51,610,405	51,610,405
Loans and borrowings	-	3,489,858	3,489,858	-	3,489,858	3,489,858
Lease liabilities	-	26,315	26,315	-	26,315	26,315
Other liabilities	-	236,990	236,990	-	236,990	236,990
Total financial liabilities	-	55,363,568	55,363,568	-	55,363,568	55,363,568

	December 31, 2020
	Book value			Fair value
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Cash and cash equivalents	265,096	-	265,096	265,096	-	265,096
Financial investments	925,383	-	925,383	925,383	-	925,383
Accounts receivable	-	39,968,233	39,968,233	-	39,968,233	39,968,233
Other assets	-	205,718	205,718	-	205,718	205,718
Total financial assets	1,190,479	40,173,951	41,364,430	1,190,479	40,173,951	41,364,430

Financial liabilities
Accounts payable	-	38,767,156	38,767,156	-	38,767,156	38,767,156
Loans and borrowings	-	1,091,157	1,091,157	-	1,091,157	1,091,157
Lease liabilities	-	23,049	23,049	-	23,049	23,049
Other liabilities	-	307,205	307,205	-	307,205	307,205
Total financial liabilities	-	40,188,567	40,188,567	-	40,188,567	40,188,567

(1) The carrying values of Other assets are measured at amortized cost, less the provision for impairment and adjustment to present value, when applicable. These amounts refer mainly to judicial deposit, protection deposit of BACEN.

(2) The carrying values of Other liabilities are measured at amortized cost. These amounts refer mainly to payables to suppliers.

Schedule of sensitivity analysis of changes in foreign exchange rates
	December 31, 2021	December 31, 2020
Assets
Cash and cash equivalents	23,951	9,688
Accounts receivable	22,181	20,707
Other assets	139	-
Liabilities
Accounts payable	-	-
Net exposure	46,271	30,395

	December 31, 2021
	Probable scenario	Possible scenario	Remote scenario
	+/-10%	+/-25%	+/-50%
Net effect on profit or loss	4,627	11,568	23,136

	December 31, 2020
	Probable scenario	Possible scenario	Remote scenario
	+/-10%	+/-25%	+/-50%
Net effect on profit or loss	3,039	7,599	15,197

Translation rates in the year ended:	USD:BRL
12/31/2021	5.5805
12/31/2020	5.1967

Analysis rates in the years ending in:	SELIC
12/31/2021	9.15% p.y.
12/31/2020	1.90% p.y.

Schedule of sensitivity analysis of changes in interest rates

Sensitivity analysis of changes in interest rates

	December 31, 2021	December 31, 2020
Assets
Financial investments	1,430,566	925,383
Accounts receivable and other assets	182,245	72,575
Liabilities
Loans and borrowings	(3,450,483)	(1,051,358)
Net exposure	(1,837,672)	(53,400)

		December 31, 2021
	Probable scenario	Possible scenario	Remote scenario
	+/-10%	+/-25%	+/-50%
Net effect on profit or loss	(16,815)	(42,037)	(84,073)

		December 31, 2020
	Probable scenario	Possible scenario	Remote scenario
	+/-10%	+/-25%	+/-50%
Net effect on profit or loss	(101)	(254)	(507)

Probable Scenario: taking into account a 10% deterioration in the associated risk variables.

Possible Scenario: taking into account a 25% deterioration in the associated risk variables.

Remote Scenario: taking into account a 50% deterioration in the associated risk variables.